CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details)	3 Months Ended	6 Months Ended	10 Months Ended
	Sep. 30, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) Vote $ / shares shares
Temporary Equity [Line Items]
Number of votes per share | Vote	1		1
Common shares, shares outstanding (in shares) | shares			907,000
Gross proceeds		$ 275,000,000	$ 275,000,000
Offering costs allocated to Class A ordinary shares subject to possible redemption		(16,046,813)	(16,046,813)
Accretion of carrying value to redemption value		16,046,813	$ 16,046,813
Class A ordinary shares subject to possible redemption	$ 275,043,954
Increase in redemption value of Class A ordinary shares subject to possible redemption	861,990	43,954
Class A ordinary shares subject to possible redemption	$ 275,905,944	275,043,954
Class A ordinary shares
Temporary Equity [Line Items]
Common shares, shares authorized | shares	200,000,000		200,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001
Number of votes per share | Vote	1		1
Common shares, shares outstanding (in shares) | shares	28,407,000		28,407,000
Ordinary shares, shares subject to possible redemption | shares			27,500,000
Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Common shares, par value, (per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares subject to possible redemption | shares	27,500,000		27,500,000
Class A ordinary shares subject to possible redemption		$ 275,000,000	$ 275,000,000
Class A ordinary shares subject to possible redemption	$ 275,905,944		$ 275,000,000